Income Taxes - Components of net deferred tax assets (liabilities) (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Jun. 21, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Accrued expenses and reserves		$ 493		$ 5
Deferred rent		82		50
Tax credit carryforwards		346		6
Deferred revenue		1,168		1,006
Net operating loss carryforwards		3,467		325
Interest disallowance		271
Equity-based compensation				142
Total deferred tax assets		5,827		1,534
Valuation allowance		(57)	$ (1,617)	(1,505)	$ (1,244)
Net deferred tax assets		5,770		29
Deferred tax liabilities:
Depreciation and amortization		(12,949)		(1)
Other		(188)		(28)
Total deferred tax liabilities	$ (13,795)	(7,367)
Total deferred tax liabilities		(13,137)		$ (29)
Net deferred tax assets (liabilities)		$ (7,367)